Segment and Revenue by Geography and By Major Customer - Schedule of Long-Lived Assets by Geography (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	$ 11,013	$ 5,156	$ 6,614
Domestic (Israel) [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	9,482	4,419	5,827
China [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	314	176	225
USA [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	931	139	217
Other [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	$ 286	$ 422	$ 345